Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates (Detail) MMBoe in Millions, MMBbls in Millions, Bcfe in Billions	12 Months Ended
	Dec. 31, 2019 MMBoe Bcfe MMBbls	Dec. 31, 2018 MMBoe Bcfe MMBbls	Dec. 31, 2017 MMBoe Bcfe MMBbls
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	20,778	20,753
Proved developed and undeveloped reserves, Ending balance | MMBoe	20,312	20,778	20,753
Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	20,385	20,296	20,556
Revisions of previous estimates | MMBoe	(177)	297	195
Improved recovery | MMBoe	91	96	98
Extensions and discoveries | MMBoe	1,221	1,188	905
Production | MMBoe	(1,561)	(1,492)	(1,458)
Proved developed and undeveloped reserves, Ending balance | MMBoe	19,959	20,385	20,296
Proved developed reserves | MMBoe	12,119	12,531	12,133
Proved undeveloped reserves | MMBoe	7,840	7,854	8,163
Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBoe	393	457
Proved developed and undeveloped reserves, Ending balance | MMBoe	353	393	457
Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	76,896	77,260
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,630	76,896	77,260
Natural gas [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	76,467	76,888	78,712
Revisions of previous estimates | Bcfe	(766)	(1,378)	(1,751)
Extensions and discoveries | Bcfe	4,443	4,565	3,350
Production | Bcfe	(3,908)	(3,608)	(3,423)
Proved developed and undeveloped reserves, Ending balance | Bcfe	76,236	76,467	76,888
Proved developed reserves | Bcfe	39,870	40,128	39,243
Proved undeveloped reserves | Bcfe	36,366	36,339	37,645
Natural gas [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | Bcfe	429	372
Proved developed and undeveloped reserves, Ending balance | Bcfe	394	429	372
Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	7,962	7,876
Proved developed and undeveloped reserves, Ending balance | MMBbls	7,540	7,962	7,876
Crude oil and condensate [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	7,641	7,481	7,438
Revisions of previous estimates | MMBbls	(50)	526	486
Improved recovery | MMBbls	91	96	98
Extensions and discoveries | MMBbls	480	428	346
Production | MMBbls	(909)	(890)	(887)
Proved developed and undeveloped reserves, Ending balance | MMBbls	7,253	7,641	7,481
Proved developed reserves | MMBbls	5,474	5,843	5,593
Proved undeveloped reserves | MMBbls	1,779	1,798	1,888
Crude oil and condensate [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	321	395
Proved developed and undeveloped reserves, Ending balance | MMBbls	287	321	395